Earnings per share (Tables)	6 Months Ended
Sep. 30, 2014
Earnings per share
Summary of amounts and numbers used in calculation of net income attributable to NHI shareholders per share (basic and diluted)

	Millions of yen except per share data presented in yen
	Six months ended September 30
	2013	2014
Basic—
Net income attributable to NHI shareholders	¥104,006	¥72,732
Weighted average number of shares outstanding	3,705,694,494	3,660,114,608
Net income attributable to NHI shareholders per share	¥28.07	¥19.87

Diluted—
Net income attributable to NHI shareholders	¥103,983	¥72,714
Weighted average number of shares outstanding	3,822,691,418	3,759,340,816
Net income attributable to NHI shareholders per share	¥27.20	¥19.34

	Millions of yen except per share data presented in yen
	Three months ended September 30
	2013	2014
Basic—
Net income attributable to NHI shareholders	¥38,112	¥52,872
Weighted average number of shares outstanding	3,704,475,301	3,638,479,123
Net income attributable to NHI shareholders per share	¥10.29	¥14.53

Diluted—
Net income attributable to NHI shareholders	¥38,107	¥52,861
Weighted average number of shares outstanding	3,813,266,130	3,736,423,754
Net income attributable to NHI shareholders per share	¥9.99	¥14.15